Note Stockholders' equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders Equity Note [Line Items]
Puerto Rico Laws Restrictions On Banks Net Income	a minimum of 10% of BPPR’s net income
Equity Restrictions	$ 495,000	$ 469,000	$ 445,000
Transfers To Statutory Reserve	$ 0	$ 0	$ 0
Common Stock, Dividends, Per Share, Cash Paid	$ 0	$ 0	$ 0
Stockholders Equity Reverse Stock Split	On May 29, 2012, the Corporation effected a 1-for-10 reverse split of its common stock previously approved by the Corporation’s stockholders on April 27, 2012. Upon the effectiveness of the reverse split, each 10 shares of authorized and outstanding common stock were reclassified and combined into one new share of common stock. Popular, Inc.’s common stock began trading on a split-adjusted basis on May 30, 2012. All share and per share information in the consolidated financial statements and accompanying notes have been retroactively adjusted to reflect the 1-for-10 reverse stock split.
Dividends, Common Stock, Cash	$ 31,076	$ 0	$ 0
Common Stock Dividends Per Share Declared	$ 0.3	$ 0	$ 0
Dividends Payable	$ 15,500	$ 0	$ 0
Payments For Repurchase Of Warrants	0	3,000	0
Dividends, Preferred Stock, Cash	$ 3,723	$ 3,723	$ 3,723
Preferred stock, shares outstanding	2,006,391	2,006,391
Preferred stock, shares authorized	30,000,000	30,000,000
Common Stock Shares Authorized	170,000,000	170,000,000	1,700,000,000
Series A Preferred Stock
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25
Dividends, Preferred Stock, Cash	$ 1,400	$ 1,400	$ 1,400
Preferred stock, shares outstanding	885,726	885,726	885,726
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.1328125
Preferred Stock, Dividend Rate, Percentage	6.375%
Series B Preferred Stock
Stockholders Equity Note [Line Items]
Dividends, Preferred Stock, Cash	$ 2,300	$ 2,300	$ 2,300
Preferred stock, shares outstanding	1,120,665	1,120,665	1,120,665
Preferred Stock, Liquidation Preference Per Share	$ 25
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.171875
Preferred Stock, Dividend Rate, Percentage	8.25%
Series B Preferred Stock | May 28, 2015 and Thereafter
Stockholders Equity Note [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Warrant Or Right Expiration Term	10-year term
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,093,284
Additional Paid In Capital Member
Stockholders Equity Note [Line Items]
Transfers To Statutory Reserve	$ 26,305	$ 23,500	$ 13,000
Payments For Repurchase Of Warrants		$ 3,000